PREPAYMENT FOR ACQUISITION	12 Months Ended
Sep. 30, 2025
Prepayment For Acquisition
PREPAYMENT FOR ACQUISITION

Note 8 – PREPAYMENT FOR ACQUISITION

The Company has a balance of prepayment for acquisition in amount of $210,704 as of September 30, 2025. Prepayment for acquisition represents the proposed acquisition of Celnet Technology Co., Ltd. (“Celnet”), a provider of information integration and management solutions for businesses and the largest Salesforce.com partner in China (See Note 20). During the year ended September 30, 2025, the Company paid partial payment for the fixed consideration of RMB1,500,000 in cash (approximately $210,704) under the share transfer agreement.

	September 30, 2025	September 30, 2024
Prepayment for acquisition	$210,704	$-
Total	$210,704	$-